DERIVATIVE LIABILITY - Inputs and Assumptions used in the Valuation of the Fair Value (Details)	Sep. 30, 2021
Term in years | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.08
Term in years | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.54
Risk premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	56.89
Option adjusted spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	6.54
Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.05
Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.07